Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Movements by Class of Provision [text block table]	Movements by Class of Provisions in € m. OperationalRisk CivilLitigation RegulatoryEnforcement Re-structuring Other Total1 Balance as of January 1, 2021 89 355 492 676 396 2,007 Changes in the group of consolidated companies 0 0 0 0 2 2 New provisions 62 475 110 302 641 1,590 Amounts used 2 112 113 339 470 1,036 Unused amounts reversed 106 78 40 58 151 434 Effects from exchange rate fluctuations/Unwind of discount 0 6 26 1 7 40 Transfers (0) (1) 0 (0) 24 22 Balance as of December 31, 2021 42 644 475 582 448 2,192 Changes in the group of consolidated companies 0 0 0 0 (0) (0) New provisions 14 285 290 3 653 1,246 Amounts used 3 136 216 201 582 1,138 Unused amounts reversed 8 166 0 137 110 421 Effects from exchange rate fluctuations/Unwind of discount (0) 1 23 0 1 26 Transfers 0 (1) (3) 1 (13) (16) Balance as of December 31, 2022 45 627 570 248 398 1,888 1 For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 19 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.